S000077300 [Member] Annual Fund Operating Expenses - Putnam PanAgora ESG Emerging Markets Equity ETF - -	Apr. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%